Long-Term Debt (Details) - Payments of long-term debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments of long-term debt [Abstract]
Long-term debt due	$ 2,487
Long-term debt due	61
Long-term debt due	394
Long-term debt due	0
Long-term debt due	$ 0